Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed Related to Acquisition Recorded at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Great Florida Bank [Member]
Consideration paid:
Cash				$ 42,485
Fair value of assets acquired:
Cash and cash equivalents				28,412
Investment securities				277,639
Loans				548,129
Other real estate owned				55,085
Core deposit intangible				3,601
Fixed assets				2,576
Deferred tax asset				35,736
Other assets				6,146
Total identifiable assets acquired				957,324
Fair value of liabilities assumed:
Deposits				863,976
FHLB advances and other borrowings				92,669
Other liabilities				5,549
Total liabilities assumed				962,194
Fair value of net assets acquired				(4,870)
Goodwill resulting from acquisition	$ 81,104	$ 33,749	$ 33,749	$ 47,355